ASSET ACQUISITION	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ASSET ACQUISITION

NOTE 5. ASSET ACQUISITION

On April 17, 2023, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Flisom (the “Seller”), pursuant to which, among other things, the Company purchased certain assets relating to thin-film photovoltaic manufacturing and production from the Seller (collectively, the “Assets”), including (i) certain manufacturing equipment located at Seller’s Niederhasli, Switzerland facility (the “Manufacturing Facility”) and (ii) related inventory and raw materials at the Manufacturing Facility (collectively, the “Transaction”). In connection with the Transaction, the Company also acquired, by operation of Swiss law, the employment contracts of certain employees of Seller in Switzerland who are functionally predominantly working with the Assets, subject to such employees being offered the right to remain employed by Seller after the closing of the Transaction. The total consideration paid by the Company to Seller in connection with the Transaction was an aggregate amount in cash equal to $2,800,000.

At the Closing, the Company and Seller also entered into (i) a Transition Services Agreement requiring the Seller to provide transition support for the Company’s operation of the Assets, with fees to be paid by the Company for performing defined support services, (ii) a Sublease Agreement allowing the Company’s to use the Manufacturing Facility where the Assets are located, and (iii) a Technology License Agreement, pursuant to which Seller granted the Company a revocable, non-exclusive license to certain intellectual property rights of the Seller used in the operation of the Assets (the “Licensed IP”), subject to certain encumbrances on the Licensed IP in favor of Seller’s lender.  The Company will also receive proceeds from fulfilling a supply agreement obligation for one of the Seller’s customers.

The total purchase price, including transaction costs of $1,283,926, was allocated as follows:

Asset Price Allocation
Inventory
Raw Material	$130,030
Finished Goods	62,427
Other Assets	98,746
Fixed Assets
Manufacturing machinery and equipment	3,682,621
Furniture, fixtures, computer hardware and computer software	110,102

In addition to the Asset Purchase Agreement, on April 20, 2023, the Company entered into a letter agreement (the “Letter Agreement”) with FL1 Holding GmbH, a German company (“FL1”) that is affiliated with BD 1 Investment Holding, LLC (“BD1”), a former affiliate of the Company, BD1 and BD Vermögensverwaltung GmbH (“BD”), the parent entity of FL1 (collectively, the “Affiliates”), in connection with the prospective acquisition by FL1 of substantially all shares in Seller following the Closing, subject to the satisfaction of certain terms and conditions. The Letter Agreement, among other things, granted the Company the option, but not the obligation, (i) to purchase certain intellectual property rights of Seller relating to thin-film photovoltaic manufacture and production for $2,000,000 following the release of certain liens on such intellectual property rights in favor of Seller’s lender, and (ii) for a period of 12 months following the Closing, to resell the Assets to the Affiliates for an aggregate amount equal to $5,000,000, with such transaction to close within 90 days following the exercise of the Company’s resale right.  On June 16, 2023, the Company exercised its option to resell the Assets to the Affiliates.  The Company has not received payment on this option and Management continues to discuss with the Affiliates the Company's options and rights to resolve this matter.

In September, 2023, Flisom filed for bankruptcy in Switzerland.  These proceeding are in the initial phase and the Company's purchased Assets are located in the Manufacturing Facility.  Management continues to be in discussion with the Facility landlord to resolve this matter.

As the purchased Assets were no longer being utilized for its intended purpose and because the put option is in default, Management concluded that there was a change in circumstance that could indicate that the carrying value of of the Assets may not be recoverable. Based on Management's analysis, Management concluded the undiscounted cash flows were not sufficient to recover the Asset's carrying value and recorded an impairment loss of $3,283,715 during the year ended December 31, 2023. The impairment loss represented the difference between the estimated fair value and the carrying value of the Assets. Management estimated the fair value of these Assets using Company specific inputs (including historical and forecasted information) and the Company's assumptions about the use of the Assets as observable inputs are not available. Inputs includes projected selling prices net of projected transaction costs. This analysis incorporated many different assumptions and estimates which involve a high degree of judgment. These assumptions and estimates, which may change significantly in the future, have a substantial impact on the actual impairment loss recorded.

As of December 31, 2023, the Company's remaining book value of the Assets was approximately $0.8 million and the Company had a payable to Flisom of approximately $0.8 million.